Consolidated Statements of Operations - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
EXPENSES
Administration fee - related party	$ 120,000	$ 100,000
General and administrative	1,124,516	589,646
TOTAL EXPENSES	1,244,516	689,646
OTHER INCOME
Investment income earned on cash and marketable securities held in Trust Account	2,215,619	990,110
TOTAL OTHER INCOME	2,215,619	990,110
Pre-tax income	971,103	300,464
Income tax expense	(422,230)	(186,923)
Net income	$ 548,873	$ 113,541
Common Class A [Member]
OTHER INCOME
Weighted average number of shares outstanding, basic	5,218,670	7,478,425
Weighted average number of shares outstanding, diluted	5,218,670	7,478,425
Basic net income (loss) per share	$ 0.07	$ 0.01
Diluted net income (loss) per share	$ 0.07	$ 0.01
Common Class B [Member]
OTHER INCOME
Weighted average number of shares outstanding, basic	2,156,250	2,156,250
Weighted average number of shares outstanding, diluted	2,156,250	2,156,250
Basic net income (loss) per share	$ 0.07	$ 0.01
Diluted net income (loss) per share	$ 0.07	$ 0.01